SCHEDULE OF CUMULATIVE OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2022	Sep. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, outstanding, beginning balance	4,007,000
Weighted average exercise price per share, outstanding, beginning balance	$ 2.23
Weighted average contractual term (in years), outstanding	2 years 6 months 14 days		2 years 6 months 14 days
Aggregate intrinsic value, outstanding, beginning	$ 2,004
Number of shares, granted	125,000
Weighted average exercise price per share, granted	$ 3.00
Weighted average contractual term (in years), granted	2 years 11 months 15 days
Aggregate intrinsic value, granted	$ 152,000
Number of shares, outstanding, ending balance	4,132,000		4,007,000
Weighted average exercise price per share, outstanding, ending balance	$ 2.23		$ 2.23
Aggregate intrinsic value, outstanding, beginning	$ 2,156		$ 2,004
Number of shares, outstanding, Vested	125,000		4,007,000
Weighted average exercise price per share, vested	$ 3.00		$ 2.23
Weighted average contractual term (in years), Vested during the period	2 years 11 months 15 days	3 years
Aggregate intrinsic value, Vested during the period	$ 152		$ 2,004
Number of shares, outstanding, vested			4,007,000
Weighted average exercise price per share, vested			$ 2.23
Weighted average contractual term (in years), Vested at end of period			2 years 6 months 14 days
Aggregate intrinsic value, Vested at end of period			$ 2,004
Number of shares, outstanding , Exercisable at the end of period	4,132,000		4,007,000
Weighted average exercise price per share, Exercisable at the end of period	$ 2.26		$ 2.23
Weighted average contractual term (in years), Exercisable at the end of period	2 years 25 days		2 years 6 months 14 days
Aggregate intrinsic value, Exercisable at the end of period	$ 2,156		$ 2,004
Expired on February 10, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			2,050,000
Weighted average exercise price per share, granted			$ 1.50
Weighted average contractual term (in years), granted			3 years
Aggregate intrinsic value, granted			$ 1,025,000
Expired on June 7, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			1,650,000
Weighted average exercise price per share, granted			$ 3.00
Weighted average contractual term (in years), granted			3 years
Aggregate intrinsic value, granted			$ 825,000
Expired on August 30, 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, granted			307,000
Weighted average exercise price per share, granted			$ 3.00
Weighted average contractual term (in years), granted			3 years
Aggregate intrinsic value, granted			$ 154,000